SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
2024	$ 262,715	$ 282,347
2025	261,083	262,715
2026	198,217	261,083
2026		198,217
2027 and thereafter
Total payments	925,863	1,004,362
Less: Amount representing interest	(145,331)	(165,480)
Present value of net minimum lease payments	780,532	838,882
Less: Current portion	(201,384)	(209,685)	$ (213,837)
Non-current portion	579,148	$ 629,197	$ 838,883
2023 (remaining)	203,848
2027 and thereafter